Long-term Debt - Summary of Details of Tranches of Senior Notes Listed on the SGX-ST Market (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 5,881.7	₨ 445,036.1	₨ 382,845.6
Singapore Stock Exchange [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding | ₨		83,849.0	56,027.7
Singapore Stock Exchange [Member] | 5.750% senior notes 1 [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	October 2014
Currency	USD
Initial Principal amounts	$ 250.0
Outstanding Principal amounts	$ 250.0
Outstanding | ₨		₨ 18,763.6	17,187.3
Interest rate	5.75%	5.75%
Redeemable on	October 2024
Singapore Stock Exchange [Member] | 5.750% senior notes 2 [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	May 2014
Currency	USD
Singapore Stock Exchange [Member] | 4.625% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	October 2014
Currency	USD
Initial Principal amounts	$ 500.0
Outstanding Principal amounts	$ 262,532.0
Outstanding | ₨		₨ 19,862.8	18,048.8
Interest rate	4.625%	4.625%
Redeemable on	April 2020
TML Holdings Pte Ltd [Member] | Singapore Stock Exchange [Member] | 5.750% senior notes 2 [Member]
Disclosure of detailed information about borrowings [line items]
Initial Principal amounts	$ 300.0
Outstanding Principal amounts	$ 300.0
Outstanding | ₨		₨ 22,678.2	20,791.6
Interest rate	5.75%	5.75%
Redeemable on	May 2021
TML Holdings Pte Ltd [Member] | Singapore Stock Exchange [Member] | 5.875% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	November 2019
Currency	USD
Initial Principal amounts	$ 300.0
Outstanding Principal amounts	$ 300.0
Outstanding | ₨		₨ 22,544.4	₨ 0.0
Interest rate	5.875%	5.875%
Redeemable on	May 2025